4. STOCKHOLDERS' EQUITY (Details 2) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Issuances	40,000
Exercised	(1,786)	(2,424)
Warrant [Member]
Outstanding beginning balance	297,961
Issuances	2,751,872
Canceled / Expired	(35,973)
Exercised	(211,476)
Outstanding ending balance	2,802,384